SHARE-BASED COMPENSATION PLANS (Schedule of Total Compensation Expense Relating to Share Options and RSUs Recognized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	$ 0.6	$ 0.6	$ 0.7
Stock Options And Restricted Stock Units [Member] | Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	0.3		0.2
Stock Options And Restricted Stock Units [Member] | Selling expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	0.0		0.1
Stock Options And Restricted Stock Units [Member] | General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	0.2		0.3
Stock Options And Restricted Stock Units [Member] | Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	$ 0.1		$ 0.1